Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets
Gross Carrying Value	$ 3,580	$ 3,580
Accumulated Amortization	(1,771)	(1,309)
Net Carrying Value	1,809	2,271
Trademarks
Finite-Lived Intangible Assets
Gross Carrying Value	2,500	2,500
Accumulated Amortization	(958)	(708)
Net Carrying Value	1,542	1,792
Non-compete agreement
Finite-Lived Intangible Assets
Gross Carrying Value	640	640
Accumulated Amortization	(491)	(363)
Net Carrying Value	149	277
Others
Finite-Lived Intangible Assets
Gross Carrying Value	440	440
Accumulated Amortization	(322)	(238)
Net Carrying Value	$ 118	$ 202